Financial risk management objectives and policies - Forward Currency Exchange Contracts (Details) - Mar. 28, 2021
€ in Millions, ¥ in Millions, £ in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions
	USD ($)	EUR (€)	CNY (¥)	GBP (£)	HKD ($)	SEK (kr)	CHF (SFr)
Forward contract to purchase Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts	$ 75.7	€ 48.2
Forward contract to sell Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts	$ 40.3	€ 36.2
Forward contract to purchase euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts			¥ 259.6	£ 19.7	$ 43.3	kr 0.1
Forward contract to sell euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts			¥ 2.3	£ 2.0			SFr 0.6